CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) yr $ / shares shares	Dec. 31, 2016 CAD ($) yr shares	Dec. 31, 2015 CAD ($) yr shares
Statement [Line Items]
Shares issued for private placement	$ 7,000,000
Shares issued for private placement (Shares) | shares	5,000,000
Equity Issuance, Price per Unit | $ / shares	$ 1.40
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 2.00
Share issue costs (units and cash)	$ 438,018
Finder's fees in units (Shares) | shares	246,604
Finder's fees in units, percentage of units sold to investors introduced by finders	6.00%
Finder's fees in units	$ 345,246
Share issuance costs in cash	$ 92,772
Shares issued pursuant to an incentive stock grant program (shares) | shares	245,000	140,000	163,000
Shares issued for exercise of options (shares) | shares	75,000	165,000	0
Shares issued for exercise of options	$ 85,700	$ 127,800	$ 0
Employment and consulting agreements (Shares) | shares	68,873
Employment and consulting agreements	$ 79,190
Commitment to issue shares	$ 23,825	$ 0
Shares issued for property (shares) | shares	0	250,000	0
Shares issued for property	$ 0	$ 145,000	$ 0
Description of stock option plan	The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time.
Weighted average remaining contractual life of outstanding share options | yr	3.10	2.92	3.56
Share-based Payments	$ 1,415,639	$ 970,796	$ 542,513
Restricted share units, fair value per unit on grant date	1.01
Weighted average fair value of the stock options granted	0.70	0.74	0.36
RSU's vested [Member]
Statement [Line Items]
Share-based Payments	$ 27,575
Stock Options Granted August 28, 2017 [Member]
Statement [Line Items]
Description of option vesting schedule	25,000 Options granted for investor relations services vest 25% every 3 months from the date of grant.
Capital stock [Member]
Statement [Line Items]
Shares issued for private placement	$ 6,200,000
Finder's fees in units	305,789
Share issuance costs in cash	92,772
Shares issued pursuant to an incentive stock grant program	279,300	166,600	$ 233,950
Shares issued for exercise of options	85,700	$ 127,800
Share-based payments [Member]
Statement [Line Items]
Shares issued for private placement	800,000
Finder's fees in units	$ 39,457